SEGMENT REPORTING	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

Beginning on January 1, 2025, the Company operates in three operating and reportable segments which consist of (1) applying machine vision and AI to analyze high-speed objects and generate revenue from system installations, AI integrations, support, and consulting, herein known as the “Technologies” segment, (2) deploying Edge Data Centers for localized data processing in rural and underserved markets, herein known as the “Data Center Hosting & Related Services” segment, and (3) providing Asset Management Services under the AMA with New APR, managing mobile gas turbines and related assets, herein known as the “Asset Management Services” segment. The Company has determined that these reportable segments were strategic business units that offer different products and services. Currently, these reportable segments are being managed separately based on the fundamental differences in their operations.

The Company’s Technologies segment applies machine vision and AI to monitor and analyze high-speed objects such as trains, trucks, automobiles, and aircraft, and generates revenue through its technology systems, AI applications, ongoing technical support, and consulting services.

The Company’s Data Center Hosting & Related Services segment generates revenues through the deployment of Edge Data Centers that enable faster, localized data processing in rural and underserved markets, providing scalable solutions for enterprise and government clients.

The Company’s Asset Management Services segment generates revenues through the AMA with New APR, whereby Duos Energy oversees the deployment and operation of a fleet of mobile gas turbines and balance-of-plant inventory, providing management, sales, and operations support to New APR.

Corporate and unallocated amounts that do not relate to a reportable segment have been allocated to “Corporate & Unallocated.”

The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The decisions concerning the allocation of the Company’s resources are made by the CODM with oversight by the Board of Directors. The CODM evaluates the performance of each segment and makes decisions concerning the allocation of resources based upon segment operating profit (loss), generally defined as income or loss before interest expense and income taxes. The CODM assesses segment performance by using each segment’s operating income (loss) and considers budget-to-actual variances on a periodic basis (at least quarterly) when making decisions about operational planning, including whether to invest resources into the segments or into other parts of the Company. Segment assets are reviewed by the Company’s CODM and are disclosed below. The accounting policies of the Technologies, Data Center Hosting & Related Services, and Asset Management Services segment are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

Information with respect to these reportable business segments for the three months ended March 31, 2025 and 2024 was as follows:

Three Months Ended March 31, 2025

	Technologies	Data Center Hosting & Related Services	Asset Management Services	Corporate and Unallocated	Consolidated
Net revenues	$1,037,435	$—	$3,914,750	$—	$4,952,185

Cost of revenues	980,458	—	2,658,068	—	3,638,526
Operating Expenses (excluding depreciation and amortization)	1,649,951	315,066	—	—	1,965,017
Depreciation and amortization	164,233	34	—	—	164,267
Stock Compensation	—	—	—	974,003	974,003
Income (loss) from operations	(1,757,206)	(315,100)	1,256,682	(974,003)	(1,789,628)
Interest Expense	(3,265)	(319,312)	—	—	(322,577)
Other Income	19,168	10,678	2,083	613	32,542
Income (loss) before provision for income taxes	(1,741,304)	(623,734)	1,258,765	(973,390)	(2,079,663)
Provision for income tazes	—	—	—	—	—
Net income (loss)	$(1,741,304)	$(623,734)	$1,258,765	$(973,390)	$(2,079,663)

Three Months Ended March 31, 2024

	Technologies	Data Center Hosting & Related Services	Asset Management Services	Corporate and Unallocated	Consolidated
Net revenues	$1,070,680	$—	$—	$—	$1,070,680
					—
Cost of revenues	976,048	—	—	—	976,048
Operating Expenses (excluding depreciation and amortization)	2,556,266	—	—	—	2,556,266
Depreciation and amortization	158,208	—	—	—	158,208
Stock Compensation	—	—	—	141,204	141,204
Income (loss) from operations	(2,619,842)	—	—	(141,204)	(2,761,046)
Interest Expense	(445)	—	—	—	(445)
Other Income	9,182	—	—	—	9,182
Income (loss) before provision for income taxes	(2,611,105)	—	—	(141,204)	(2,752,309)
Provision for income tazes	—	—	—	—	—
Net income (loss)	$(2,611,105)	$—	$—	$(141,204)	$(2,752,309)

Total assets by segment on March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Technologies	$11,609,457	$11,819,377
Data Center Hosting & Related Services	4,589,740	4,131,189
Asset Management Services	8,993,625	7,530,274
Corporate and Unallocated	8,894,518	11,477,837
	$34,087,340	$34,958,677

All assets are located in the United States.